Revenue Recognition - Narrrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue recognized for reassessment of variable consideration	$ 3,500,000	$ 0
Revenue under existing collaboration service agreements			$ 12,000,000.0
Current contract liabilities	2,810,000		1,783,000	$ 1,559,000
Contract liabilities, net of current portion	500,000	100,000	0	783,000
Deferred costs to fulfill contracts	2,800,000		3,000,000.0	1,100,000
Deferred costs, current				900,000
Deferred costs, noncurrent				200,000
Amortization of deferred costs	300,000	$ 300,000	$ 900,000	$ 700,000	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue under existing collaboration service agreements	$ 11,800,000
Revenue under existing collaboration service agreements, period for recognition	4 years